long-term debt - TELUS Corporation credit facilities (Details) $ in Millions, $ in Billions	6 Months Ended
	Jun. 30, 2026 CAD ($) item	Jun. 30, 2026 USD ($) item	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CAD ($)
TELUS Corporation credit facilities
Long-term debt	$ 30,231		$ 30,539		$ 32,194
TELUS Corporation credit facilities
TELUS Corporation credit facilities
Number of financial ratio tests | item	2	2
Letters of credit outstanding	$ 61		67
TELUS Corporation credit facilities | Maximum
TELUS Corporation credit facilities
Leverage ratio	4.25
TELUS Corporation credit facilities | Minimum
TELUS Corporation credit facilities
Operating cash flow to interest expense ratio	2
TELUS Corporation unsecured revolving credit facility
TELUS Corporation credit facilities
Unsecured non-revolving bank credit facility	$ 650
Net available	657		1,798
Long-term debt	2,093		952
Gross available revolving credit facility	2,750		$ 2,750
TELUS Corporation commercial paper
TELUS Corporation credit facilities
Effective average interest rate			4.40%	4.40%
Long-term debt	2,100	$ 1.5	$ 1,000	$ 0.7
Gross available revolving credit facility	$ 2,100
TELUS Corporation commercial paper | Maximum
TELUS Corporation credit facilities
Gross available revolving credit facility		$ 1.5